Trade and Other Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	₱ 14,723
Balance at end of the year	16,739	₱ 14,723
Impairment	164		₱ 36
Trade receivables [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	14,501	18,788
Provisions (reversals) and other adjustments		(1,029)
Write-offs		(3,258)
Balance at end of the year		14,501	18,788
Gross amount of receivables individually impaired, before deducting any impairment allowance		10,160
Trade receivables [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		10,160
Trade receivables [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		4,341
Trade receivables [Member] | Retail subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	8,778	12,588
Provisions (reversals) and other adjustments		(1,166)
Write-offs		(2,644)
Balance at end of the year		8,778	12,588
Gross amount of receivables individually impaired, before deducting any impairment allowance		5,747
Trade receivables [Member] | Retail subscribers [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		5,747
Trade receivables [Member] | Retail subscribers [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		3,031
Trade receivables [Member] | Corporate subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	3,304	3,827
Provisions (reversals) and other adjustments		15
Write-offs		(538)
Balance at end of the year		3,304	3,827
Gross amount of receivables individually impaired, before deducting any impairment allowance		3,177
Trade receivables [Member] | Corporate subscribers [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		3,177
Trade receivables [Member] | Corporate subscribers [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		127
Trade receivables [Member] | Foreign administrations [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	938	628
Provisions (reversals) and other adjustments		310
Balance at end of the year		938	628
Gross amount of receivables individually impaired, before deducting any impairment allowance		104
Trade receivables [Member] | Foreign administrations [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		104
Trade receivables [Member] | Foreign administrations [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		834
Trade receivables [Member] | Domestic carriers [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	75	134
Provisions (reversals) and other adjustments		(59)
Balance at end of the year		75	134
Gross amount of receivables individually impaired, before deducting any impairment allowance		51
Trade receivables [Member] | Domestic carriers [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		51
Trade receivables [Member] | Domestic carriers [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		24
Trade receivables [Member] | Dealers agents and others [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	₱ 1,406	1,611
Provisions (reversals) and other adjustments		(129)
Write-offs		(76)
Balance at end of the year		1,406	₱ 1,611
Gross amount of receivables individually impaired, before deducting any impairment allowance		1,081
Trade receivables [Member] | Dealers agents and others [Member] | Individual impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		1,081
Trade receivables [Member] | Dealers agents and others [Member] | Collective impairment [Member]
Disclosure Of Financial Assets [Line Items]
Impairment		₱ 325